Operating Expenses - Summary of Reconciliation Between Audit and Non-Audit Service Fees (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditor's remuneration [abstract]
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	£ 6	£ 6	£ 7
Non-audit fees	1	2	2
Total	£ 7	£ 8	£ 9